Employee benefits - Executive compensation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits [abstract]
Key management personnel compensation, contractual retirement bonuses and defined-benefit supplementary pension plan	€ 4.0	€ 6.0	€ 6.0
Maximum number of months for contractual termination settlement of executive committee members	15 months